Note Employee benefits (Postretirement health care benefit plan with an accumulated benefit obligation in excess of plan assets) (Detail) - Postretirement Health Care Benefit Plan - USD ($)
$ in Thousands
	Dec. 31, 2016	Dec. 31, 2015
Postretirement Health Care Benefit Plan With An Accumulated Benefit Obligation In Excess Of Plan Assets Table Text Block [Line Items]
Projected benefit obligation	$ 162,365	$ 165,999
Accumulated benefit obligation	162,365	165,999
Fair value of plan assets	$ 0	$ 0